Label	Element	Value
Evermore Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001472754_SupplementTextBlock
Supplement dated August 25, 2016 to

Evermore Funds Trust

Prospectus

dated April 29, 2016

This supplement makes the following amendment to disclosure in the Prospectus for the Evermore Funds Trust (the “Trust”).

Risk/Return [Heading]	rr_RiskReturnHeading	Evermore Global Value Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Effective August 25, 2016, the Evermore Global Value Fund (the “Fund”) will be transitioning benchmarks from the MSCI AC World Index NR USD to the MSCI AC World Index Ex USA NR USD.  As a result, references to the Fund’s benchmark will now be for the MSCI AC World Index Ex USA NR USD and relevant information regarding the Fund’s benchmark in the Prospectus are replaced with the following:

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of August 25, 2016, the Fund has replaced the MSCI All-Country World Index (USD) with the MSCI All-Country World Index Ex USA (USD) as its primary benchmark. The Fund has changed benchmarks to reflect Morningstar’s choice of benchmark for the Fund and other funds in Morningstar’s World Stock category, which as of August 25, 2016 is the MSCI All-Country World Index Ex USA (USD).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this supplement for future reference.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the period ended December 31, 2015)
Evermore Global Value Fund | MSCI All-Country World Index Ex USA (USD) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All-Country World Index Ex USA (USD) (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.66%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.06%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.68%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010	[1]
Evermore Global Value Fund | MSCI All-Country World Index (USD) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All-Country World Index (USD) (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.36%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010
Evermore Global Value Fund | HFRX Event Driven Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	HFRX Event Driven Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.94%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010
Evermore Global Value Fund | Evermore Global Value Fund Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010
Evermore Global Value Fund | Evermore Global Value Fund Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.23%
Evermore Global Value Fund | Evermore Global Value Fund Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.78%
Evermore Global Value Fund | Evermore Global Value Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010

[1]	As of August 25, 2016, the Fund has replaced the MSCI All-Country World Index (USD) with the MSCI All-Country World Index Ex USA (USD) as its primary benchmark. The Fund has changed benchmarks to reflect Morningstar's choice of benchmark for the Fund and other funds in Morningstar's World Stock category, which as of August 25, 2016 is the MSCI All-Country World Index Ex USA (USD).